Loss Per Share (EPS) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 item	Sep. 30, 2021 USD ($)	Sep. 30, 2021 item
Earnings per share [Line items]
Share split ratio			500
As at June 30, after conversion and share split
Outstanding common shares at period-end	25,846,279	25,547,359	25,846,279	25,547,359
Weighted average number of common shares outstanding	25,836,279	25,197,917	25,809,995	23,154,759
Number of shares resulting of the exercise of outstanding warrants					1,916,125	1,916,125	2,218,000	2,218,000